Item 1. Report to Shareholders

T. Rowe Price New Income Fund
--------------------------------------------------------------------------------
May 31, 2004

Certified Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price New Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]

NEW INCOME FUND
--------------------------------------------------------------------------------
As of 5/31/04

Lehman Brothers U.S. Aggregate Index   $20,234
Lipper Average of Corporate Debt Funds A Rated   $19,015
New Income Fund   $18,772

                                 Lehman              Lipper
                               Brothers             Average
                                   U.S.        of Corporate                 New
                              Aggregate          Debt Funds              Income
                                  Index             A Rated                Fund

5/94                         $   10,000          $   10,000          $   10,000
5/95                             11,148              11,123              11,112
5/96                             11,636              11,526              11,523
5/97                             12,604              12,443              12,410
5/98                             13,980              13,909              13,754
5/99                             14,589              14,234              13,895
5/00                             14,896              14,221              14,052
5/01                             16,850              16,015              15,815
5/02                             18,215              17,093              17,029
5/03                             20,324              19,152              18,821
5/04                             20,234              19,015              18,772

Note: Performance for the Advisor Class and R Class will vary due to their differing fee structures. See returns table below.


Average Annual Compound Total Return
--------------------------------------------------------------------------------
                                                                          Since
                                                                      Inception
Periods Ended 5/31/04                   1 Year    5 Years   10 Years    9/30/02
--------------------------------------------------------------------------------

New Income Fund                         -0.26%      6.20%      6.50%         -

New Income Fund-Advisor Class           -0.45          -          -       3.87%

New Income Fund-R Class                 -0.57          -          -       3.69

Lehman Brothers U.S. Aggregate Index    -0.44       6.76       7.30       3.15

Lipper Average of Corporate
Debt Funds A Rated                      -0.64       5.85       6.61       3.67

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price New Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

Dear Shareholder,

The New Income Fund, New Income Fund-Advisor Class, and New Income Fund-R Class posted modest losses during the 12 months ended May 31, 2004. As shown in the table on the preceding page, we outperformed the Lipper Average of Corporate Debt Funds A Rated, and our results were in line with the unmanaged Lehman Brothers U.S. Aggregate Index during the period. High-quality domestic bonds were generally flat over the year, as price declines stemming from rising interest rates offset income.

[Graphic Omitted]

Interest Rate levels
--------------------------------------------------------------------------------

                                           Lehman Brothers              10-Year
                                                  Baa U.S.             Treasury
                                              Credit Index                 Note

5/03                                                  4.77%                3.37%
                                                      4.82                 3.51
                                                      5.56                 4.41
8/03                                                  5.55                 4.46
                                                      4.92                 3.94
                                                      5.18                 4.29
11/03                                                 5.15                 4.33
                                                      4.95                 4.25
                                                      4.84                 4.13
2/04                                                  4.68                 3.97
                                                      4.61                 3.84
                                                      5.27                 4.51
5/04                                                  5.50                 4.65

As you know, the fund seeks to provide the highest level of income consistent with the preservation of capital over time by investing in a diversified portfolio of investment-grade (BBB rated and higher) bonds. The portfolio's holdings include U.S. Treasuries, agencies, mortgages, and corporate bonds.

The Interest Rate Levels chart reflects the pattern of bond yields over the fund's fiscal year. Intermediate- and long-term yields ended the 12-month period significantly higher, which hampered most fixed-income securities during the entire period. (Bond prices and yields move in opposite directions.)

Major Index Returns
--------------------------------------------------------------------------------

Period Ended 5/31/04                                                  12 Months
--------------------------------------------------------------------------------

Lehman Brothers U.S. Treasury Index                                      -2.64%

Lehman Brothers U.S. Aggregate Index                                     -0.44

Lehman Brothers U.S. Credit Index                                        -0.58

Lehman Brothers Mortgage-Backed
Securities Index                                                          1.50

Lehman Brothers Baa U.S. Credit Index                                     0.71

Source: Lehman Brothers indexes.

The Major Index Returns table shows how various investment-quality bond categories performed over the fund's fiscal year. The broad investment-grade bond market, as measured by the Lehman Brothers U.S. Aggregate Bond Index, registered a small loss for the past 12 months.

Mortgage-backed and lower-rated investment-grade corporate bonds posted modest gains, and Treasuries and high-rated corporate securities fell over the 12-month period.

The Portfolio Characteristics table shows various portfolio details as of May 31, 2004, compared with one year earlier. The portfolio's weighted average maturity and duration expanded modestly during the year, to 6.7 and 4.4 years, respectively, while the quality of the portfolio's holdings remained stable at AA+. Throughout the year, we remained skeptical about the sustainability of low absolute interest rates, and the portfolio has maintained a defensive posture by keeping its maturity and duration modestly below the benchmark Lehman Brothers U.S. Aggregate Index.

Portfolio Characteristics
--------------------------------------------------------------------------------

Periods Ended                                      5/31/03              5/31/04
--------------------------------------------------------------------------------

New Income Fund Share Price                     $    9.21           $     8.87

30-Day Standardized Yield
to Maturity                                          3.13%                3.74%
--------------------------------------------------------------------------------

New Income Fund-Advisor Class
Share Price                                     $    9.21           $     8.87

30-Day Standardized Yield
to Maturity                                          2.99%                3.53%
--------------------------------------------------------------------------------

New Income Fund-R Class
Share Price                                     $    9.21           $     8.88

30-Day Standardized Yield
to Maturity                                          2.73%                3.28%
--------------------------------------------------------------------------------

Weighted Average Maturity (years)                     6.3                  6.7

Weighted Average Effective
Duration (years)                                      4.2                  4.4

Weighted Average Quality *                            AA+                  AA+

* Based on T. Rowe Price research.

Yields will vary and are not guaranteed.

As shown in the Quality Diversification chart, more than half of the portfolio was invested in AAA rated bonds and more than 80% was invested in bonds rated A or higher at the end of the reporting

[Graphic Omitted]

Quality Diversification
--------------------------------------------------------------------------------

AAA Rated                                                                    53%

AA Rated                                                                     18%

A Rated                                                                      11%

BBB Rated                                                                    17%

BB and Below                                                                  1%

Based on T. Rowe Price research.


period. Bonds rated BBB, the lowest tier of the investment-grade universe, and BB and below accounted for 18% of the fund, which was modestly above the 14% allocation we held in those tiers a year ago. Although we made several quality adjustments during the period, the fund's AA+ weighted average quality remained unchanged from a year ago.

We thank you for your continued support.

Respectfully,

James S. Riepe
Chairman

June 14, 2004

T. Rowe Price New Income Fund
------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights           For a share outstanding throughout each period
------------------------------------------------------------------------------

Investor Class
                                 Year
                                Ended
                              5/31/04   5/31/03   5/31/02   5/31/01   5/31/00
NET ASSET VALUE

Beginning of period          $   9.21  $   8.70  $   8.53  $   8.07  $   8.50

Investment activities

  Net investment
  income (loss)                  0.32      0.37      0.47      0.53      0.52

  Net realized and
  unrealized gain (loss)        (0.34)     0.52      0.17      0.46     (0.43)

  Total from
  investment activities         (0.02)     0.89      0.64      0.99      0.09

Distributions

  Net investment income         (0.32)    (0.38)    (0.47)    (0.53)    (0.52)

NET ASSET VALUE

End of period                $   8.87  $   9.21  $   8.70  $   8.53  $   8.07
                             ------------------------------------------------

Ratios/Supplemental Data

Total return^                 (0.26)%    10.52%     7.68%    12.54%     1.13%

Ratio of total expenses
to average net assets           0.71%     0.74%     0.72%     0.73%     0.73%

Ratio of net investment
income (loss) to average
net assets                      3.56%     4.23%     5.38%     6.30%     6.32%

Portfolio turnover rate        219.0%    221.2%      222%    112.1%     83.6%

Net assets,
end of period
(in millions)                $  2,512  $  2,266  $  1,863  $  1,684  $  1,633

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price New Income Fund
--------------------------------------------------------------------------
Certified Annual Report

Financial Highlights      For a share outstanding throughout each period
--------------------------------------------------------------------------

Advisor Class
                                                     Year        9/30/02
                                                    Ended        Through
                                                  5/31/04        5/31/03
NET ASSET VALUE

Beginning of period                              $   9.21       $   8.84

Investment activities

  Net investment income (loss)                       0.30*          0.23*

  Net realized and unrealized gain (loss)           (0.34)          0.38

  Total from investment activities                  (0.04)          0.61

Distributions

  Net investment income                             (0.30)         (0.24)

NET ASSET VALUE

End of period                                    $   8.87       $   9.21
                                                 -----------------------

Ratios/Supplemental Data

Total return^                                     (0.45)%*         7.02%*

Ratio of total expenses to
average net assets                                  0.90%*         0.90%+*

Ratio of net investment
income (loss) to average
net assets                                          3.36%*         2.61%+*

Portfolio turnover rate                            219.0%         221.2%+

Net assets, end of period
(in thousands)                                   $    139       $    107

* Excludes expenses in excess of a 0.90% contractual expense limitation in effect through 9/30/06.

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

+ Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price New Income Fund
----------------------------------------------------------------------------
Certified Annual Report

Financial Highlights        For a share outstanding throughout each period
----------------------------------------------------------------------------

R Class
                                                       Year        9/30/02
                                                      Ended        Through
                                                    5/31/04        5/31/03
NET ASSET VALUE

Beginning of period                                $   9.21       $   8.84

Investment activities

  Net investment income (loss)                         0.28*          0.22*

  Net realized and unrealized gain (loss)             (0.33)          0.38

  Total from investment activities                    (0.05)          0.60

Distributions

  Net investment income                               (0.28)         (0.23)

NET ASSET VALUE

End of period                                      $   8.88       $   9.21
                                                   ------------------------

Ratios/Supplemental Data

Total return^                                       (0.57)%*         6.84%*

Ratio of total expenses to
average net assets                                    1.15%*         1.15%+*

Ratio of net investment
income (loss) to average
net assets                                            3.12%*         2.32%+*

Portfolio turnover rate                              219.0%         221.2%+

Net assets, end of period
(in thousands)                                     $  2,885       $    321

* Excludes expenses in excess of a 1.15% contractual expense limitation in effect through 9/30/06.

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

+ Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price New Income Fund
--------------------------------------------------------------------------------
Certified Annual Report                                           May 31, 2004

Portfolio of Investments (1)                            $ Par/Shares      Value
--------------------------------------------------------------------------------
(Amounts in 000s)

CORPORATE BONDS AND NOTES   24.9%

Aerospace & Defense   0.1%

Boeing, 8.75%, 8/15/21                                         2,425      3,018

                                                                          3,018

Automobiles and Related   1.5%

DaimlerChrysler, 6.50%, 11/15/13                               5,945      6,011

Ford Motor Credit

       5.80%, 1/12/09                                          5,900      5,913

       6.50%, 1/25/07                                         10,850     11,378

General Motors Acceptance, 7.25%, 3/2/11                       5,900      6,183

GM, 8.375%, 7/15/33                                            5,885      6,114

Hertz, 4.70%, 10/2/06                                          2,170      2,179

                                                                         37,778

Banking   1.3%

Bank One, 5.25%, 1/30/13                                       5,300      5,180

Capital One Bank, 4.25%, 12/1/08                               4,500      4,413

Citigroup, 5.625%, 8/27/12                                     5,300      5,416

First Union, 6.40%, 4/1/08                                     2,215      2,393

HBOS, 144A, 6.00%, 11/1/33                                     4,300      4,027

J.P. Morgan Chase, 5.75%, 1/2/13                               4,900      4,966

Wells Fargo, 1.17%, 3/23/07                                    5,900      5,908

                                                                         32,303

Beverages   0.2%

Miller Brewing, 144A, 5.50%, 8/15/13                           6,200      6,191

                                                                          6,191

Broadcasting   0.6%

AOL Time Warner, 7.625%, 4/15/31                               4,415      4,755

Chancellor Media, 8.00%, 11/1/08                               2,615      2,966

Hearst-Argyle, 7.00%, 1/15/18                                  3,685      3,970

Univision Communications, 2.875%, 10/15/06                     2,540      2,514

                                                                         14,205

Building and Real Estate   0.2%

Pulte Homes, 7.875%, 8/1/11                                    4,000      4,500

                                                                          4,500

Cable Operators   0.2%

Clear Channel Communications, 4.625%, 1/15/08                  2,530      2,568

Rogers Cable, 5.50%, 3/15/14                                   4,120      3,620

                                                                          6,188

Computer Service & Software   0.3%

IBM, 4.25%, 9/15/09                                            5,155      5,141

Sungard Data Systems, 3.75%, 1/15/09                           2,750      2,662

                                                                          7,803

Conglomerates   0.9%

General Electric Capital

       6.00%, 6/15/12                                          9,800     10,309

       6.125%, 2/22/11                                         5,700      6,098

Hutchison Whampoa, 144A, 5.45%, 11/24/10                       3,235      3,158

Tyco International, 6.375%, 10/15/11                           3,760      3,950

                                                                         23,515

Container   0.2%

Sealed Air, 144A, 5.375%, 4/15/08                              5,200      5,345

                                                                          5,345

Diversified Chemicals   0.1%

Dow Chemical, 6.125%, 2/1/11                                   3,225      3,394

                                                                          3,394

Drugs   0.1%

Glaxosmithkline Capital, 5.375%, 4/15/34                       3,355      3,041

                                                                          3,041

Electric Utilities   2.8%

Appalachian Power, 4.80%, 6/15/05                              5,115      5,224

Black Hills, 6.50%, 5/15/13                                    5,160      5,163

CE Electric UK Funding, 144A, 6.995%, 12/30/07                 3,835      4,058

Centerpoint Energy, 5.875%, 6/1/08                             1,000      1,019

ComEd Financing III, 6.35%, 3/15/33                            2,100      2,008

Entergy Gulf States, 5.20%, 12/3/07                            4,675      4,710

Exelon Generation, 144A, 5.35%, 1/15/14                        3,900      3,771

Jersey Central Power & Light, 144A,
5.625%, 5/1/16                                                 3,050      2,978

Noram Energy, 6.50%, 2/1/08                                    2,247      2,373

Ohio Edison, 4.00%, 5/1/08                                     2,300      2,247

Pacific Gas and Electric, 1.81%, 4/3/06                        5,400      5,414

Pinnacle West Capital, 6.40%, 4/1/06                           4,285      4,514

Potomac Electric Power, 3.75%, 2/15/06                         2,750      2,778

PPL Capital Funding, 144A, 4.33%, 3/1/09                       5,075      4,942

PSEG Power

       3.75%, 4/1/09                                           3,610      3,449

       6.875%, 4/15/06                                         1,930      2,059

Public Service of New Mexico, 4.40%, 9/15/08                   4,320      4,296

Sempra Energy, 6.00%, 2/1/13                                   4,780      4,942

Tri-State Generation, 144A, 6.04%, 1/31/18                     2,850      2,845

Western Power Distribution Holdings
144A, 6.875%, 12/15/07                                         2,690      2,784

                                                                         71,574

Electronic Components   0.1%

Motorola, 6.75%, 2/1/06                                        2,665      2,807

                                                                          2,807

Energy   1.0%

Petroleos de Venezuela (PDVSA) Finance,
6.80%, 11/15/08                                                4,705      4,734

Pioneer Natural Resources, 7.50%, 4/15/12                      3,500      3,954

Plains All American Pipeline, 7.75%, 10/15/12                  3,200      3,516

Transocean, 7.50%, 4/15/31                                     2,960      3,347

XTO Energy, 4.90%, 2/1/14                                      3,545      3,324

YPF Sociedad Anonima, 10.00%, 11/2/28                          4,660      5,033

                                                                         23,908

Entertainment and Leisure   0.1%

International Speedway, 144A, 4.20%, 4/15/09                   2,300      2,256

                                                                          2,256

Exploration and Production   0.7%

Canadian Natural Resources, 7.20%, 1/15/32                     5,200      5,811

Encana Holdings, 5.80%, 5/1/14                                 5,150      5,247

Kaneb Pipeline Operations

       5.875%, 6/1/13                                          2,900      2,830

       7.75%, 2/15/12                                          2,900      3,171

                                                                         17,059

Finance and Credit   1.6%

CIT Group, 7.75%, 4/2/12                                       6,805      7,749

Colonial Bank, 9.375%, 6/1/11                                  3,980      4,639

Countrywide Home Loans, 5.50%, 2/1/07                          3,860      4,047

Household Finance

       5.75%, 1/30/07                                          2,925      3,092

       6.375%, 11/27/12                                        1,550      1,651

International Lease Finance, 6.375%, 3/15/09                   5,520      5,930

Northern Trust, 4.60%, 2/1/13                                  3,075      2,918

SLM Corporation

       1.37%, 1/26/09                                          5,600      5,599

       3.05%, 4/1/09                                           3,840      3,757

                                                                         39,382

Food Processing   0.5%

Kraft Foods, 5.625%, 11/1/11                                   4,700      4,743

McCormick, 6.40%, 2/1/06                                       7,300      7,725

                                                                         12,468

Food/Tobacco   0.2%

UST, 6.625%, 7/15/12                                           5,400      5,845

                                                                          5,845

Gas & Gas Transmission   0.8%

Buckeye Partners, 6.75%, 8/15/33                               3,140      3,243

Duke Capital

       4.302%, 5/18/06                                         3,450      3,466

       7.50%, 10/1/09                                          4,250      4,730

Kinder Morgan, 6.50%, 9/1/12                                   5,000      5,296

Panhandle Eastearn Pipeline, 4.80%, 8/15/08                    3,600      3,613

                                                                         20,348

Healthcare Services   0.1%

Highmark, 144A, 6.80%, 8/15/13                                 2,265      2,378

                                                                          2,378

Insurance   2.5%

AIG Sunamerica Global Financing XII, 144A,
5.30%, 5/30/07                                                 6,070      6,339

Allstate Financial Global Funding, 144A,
5.25%, 2/1/07                                                  5,200      5,437

Cigna, 7.40%, 5/15/07                                          2,000      2,185

Fund American Companies, 5.875%, 5/15/13                       4,735      4,691

Jefferson Pilot, 144A, 8.14%, 1/15/46                          3,000      3,217

Mangrove Bay Trust, 144A, 6.102%, 7/15/33                      2,500      2,456

Marsh & McLennan, 3.625%, 2/15/08                              2,250      2,214

Nationwide Financial Services, 5.90%, 7/1/12                   5,170      5,354

Nationwide Mutual Insurance, 144A,
6.60%, 4/15/34                                                 2,735      2,596

NLV Financial, 144A, 7.50%, 8/15/33                            3,375      3,384

Principal Life Global Funding, 144A,
5.25%, 1/15/13                                                 4,900      4,872

Prudential, 3.75%, 5/1/08                                      4,520      4,475

Security Benefit Life Insurance, 144A,
7.45%, 10/1/33                                                 2,150      2,212

Sun Life of Canada (U.S.) Capital Trust
144A, 8.526%, 5/29/49                                          7,000      7,744

XL Capital Finance, 6.50%, 1/15/12                             4,070      4,372

                                                                         61,548

Investment Dealers   0.8%

Franklin Resources, 3.70%, 4/15/08                             1,650      1,621

Goldman Sachs Capital, 6.345%, 2/15/34                        10,000      9,415

Morgan Stanley, 3.625%, 4/1/08                                 7,880      7,747

                                                                         18,783

Long Distance   0.7%

AT&T Broadband, 8.375%, 3/15/13                                7,295      8,572

Sprint Capital

       6.875%, 11/15/28                                        3,625      3,512

       7.625%, 1/30/11                                         5,575      6,191

                                                                         18,275

Manufacturing   0.2%

John Deere Capital, 7.00%, 3/15/12                             5,250      5,866

                                                                          5,866

Media and Communications   0.6%

Cox Enterprises, 144A, 4.375%, 5/1/08                          5,500      5,483

Liberty Media, 2.61%, 9/17/06                                  4,695      4,780

News America

       6.75%, 1/9/38                                           1,705      1,890

       7.625%, 11/30/28                                        2,160      2,428

                                                                         14,581

Metals   0.2%

Alcan, 6.125%, 12/15/33                                        4,250      4,098

                                                                          4,098

Metals and Mining   0.3%

Falconbridge, 7.35%, 6/5/12                                    5,100      5,617

WMC Finance, 5.125%, 5/15/13                                   2,975      2,891

                                                                          8,508

Miscellaneous Consumer Products   0.4%

Bunge Limited Finance, 4.375%, 12/15/08                        5,290      5,228

Masco, 5.875%, 7/15/12                                         5,190      5,395

                                                                         10,623

Oil Field Services   0.2%

Halliburton, 144A, 1.92%, 1/26/07                              5,000      4,999

                                                                          4,999

Paper and Paper Products   0.9%

Celulosa Arauco Y Constitucion, 8.625%, 8/15/10                7,500      8,737

Domtar, 5.375%, 12/1/13                                        4,500      4,283

SCA Coordination Center, 144A, 4.50%, 7/15/15                  3,425      3,121

Weyerhaeuser, 6.75%, 3/15/12                                   4,850      5,236

                                                                         21,377

Petroleum   0.8%

Amerada Hess, 7.875%, 10/1/29                                  3,300      3,539

ConocoPhillips, 5.90%, 10/15/32                                4,560      4,369

Devon Financing, 7.875%, 9/30/31                               4,035      4,628

Occidental Petroleum, 4.25%, 3/15/10                           2,125      2,079

Pemex Project Funding Master Trust,
7.375%, 12/15/14                                               3,280      3,378

PF Export Receivables Master Trust, 144A,
6.436%, 6/1/15                                                 2,715      2,668

                                                                         20,661

Printing and Publishing   0.1%

R.R. Donnelley & Sons, 144A, 3.75%, 4/1/09                     2,825      2,727

                                                                          2,727

Railroads   0.6%

Canadian National Railway, 4.40%, 3/15/13                      3,980      3,717

Norfolk Southern, 6.00%, 4/30/08                               6,175      6,581

Union Pacific, 6.50%, 4/15/12                                  5,020      5,400

                                                                         15,698

Real Estate   0.5%

Developers Diversified Realty, 3.875%, 1/30/09                 3,565      3,443

IStar Financial, 144A, 4.875%, 1/15/09                         1,940      1,838

Reckson Operating Partnership, 5.15%, 1/15/11                  2,500      2,430

Simon Property Group, 144A, 3.75%, 1/30/09                     4,650      4,448

                                                                         12,159

Savings and Loan   0.2%

Webster Financial, 5.125%, 4/15/14                             4,900      4,710

                                                                          4,710

Services   0.2%

Waste Management, 6.375%, 11/15/12                             4,000      4,234

                                                                          4,234

Specialty Chemicals   0.2%

Chevron Phillips Chemical, 5.375%, 6/15/07                     3,935      4,106

                                                                          4,106

Specialty Retailers   0.3%

AutoZone, 4.75%, 11/15/10                                      3,535      3,448

Office Depot, 6.25%, 8/15/13                                   4,145      4,298

                                                                          7,746

Supermarkets   0.2%

Fred Meyer, 7.45%, 3/1/08                                      4,635      5,157

                                                                          5,157

Telecommunications   0.3%

British Telecommunications, 8.375%, 12/15/10                   2,700      3,163

Telus, 8.00%, 6/1/11                                           4,250      4,873

                                                                          8,036

Telephones   1.0%

Citizens Communications, 9.00%, 8/15/31                        2,600      2,439

Deutsche Telekom Finance, STEP

       8.50%, 6/15/10                                          2,960      3,499

       8.75%, 6/15/30                                          3,400      4,125

France Telecom, STEP, 8.75%, 3/1/11                            2,100      2,436

Telecom Italia Capital, 144A, 5.25%, 11/15/13                  5,155      4,979

Telefonos De Mexico, S. A., 4.50%, 11/19/08                    2,480      2,412

Verizon Global Funding, 7.75%, 12/1/30                         4,155      4,667

                                                                         24,557

Wireless Communications   0.1%

U.S. Cellular, 6.70%, 12/15/33                                 2,695      2,555

                                                                          2,555

Total Corporate Bonds and Notes (Cost  $623,445)                        626,310


ASSET-BACKED SECURITIES   3.8%

Auto-Backed   1.2%

Capital Auto Receivables Asset Trust
Series 2002-2, Class CERT, 4.18%, 10/15/07                     4,956      5,027

Chase Manhattan Auto Owner Trust

    Series 2001-B, Class B, 3.75%, 5/15/08                     2,575      2,602

    Series 2003-A, Class A4, 2.06%, 12/15/09                   9,125      8,877

GS Auto Loan Trust, Series 2004-1, Class C,
2.68%, 12/15/06                                                1,750      1,742

Hyundai Auto Receivables Trust

    Series 2003 A, Class D, 4.06%, 10/15/10                    2,050      2,057

    Series 2003-A, Class A4, 3.02%, 10/15/10                   4,950      4,888

Morgan Stanley Auto Loan Trust, 2.88%, 10/15/11                3,960      3,955

SSB Auto Loan Trust, Series 2002-1, Class C, 4.13%, 2/15/09    1,788      1,805

                                                                         30,953

Credit Card-Backed   1.6%

Citibank Credit Card Issuance Trust

    Series 2001-C1, Class C1, 2.22%, 1/15/10                   6,035      6,148

    Series 2000-C1, Class C1, 7.45%, 9/15/07                  11,075     11,726

MBNA Master Credit Card Trust II
Series 2000-D, Class C, 144A, 8.40%, 9/15/09                  10,075     11,305

World Financial Network
Series 2003-A, Class A2, 1.47%, 5/15/12                       10,925     10,942

                                                                         40,121

Recreational Vehicles   0.1%

CIT RV Trust, Series 1997-A, Class A6,
6.35%, 4/15/11                                                 2,358      2,387

                                                                          2,387

Stranded Asset   0.9%

Peco Energy Transition Trust
Series 2001-A, Class A1, 6.52%, 12/31/10                      11,475     12,589

Reliant Energy Transition Bond
Series 2001-1, Class A4, 5.63%, 9/15/15                        8,572      8,941

                                                                         21,530

Total Asset-Backed Securities (Cost  $94,196)                            94,991


EQUITY AND CONVERTIBLE SECURITIES   1.7%

Bank and Trust   0.9%

AmSouth Bancorporation, Common Stock (ss.)                        60      1,529

Bank One, Common Stock                                            32      1,531

BB&T, Common Stock (ss.)                                          37      1,394

Citizens Banking, Common Stock (ss.)                              50      1,499

Hudson United Bancorp, Common Stock (ss.)                         48      1,740

KeyCorp, Common Stock (ss.)                                       76      2,375

National City, Common Stock (ss.)                                 45      1,597

PNC Financial Services Group, Common Stock (ss.)                  43      2,363

Regions Financial, Common Stock (ss.)                             40      1,521

U.S. Bancorp, Common Stock (ss.)                                  55      1,545

Union Planters, Common Stock (ss.)                                45      1,355

Wachovia, Common Stock (ss.)                                      35      1,662

Washington Mutual, Common Stock (ss.)                             39      1,682

                                                                         21,793

Building and Real Estate   0.3%

CarrAmerica Realty, REIT (ss.)                                    60      1,759

Reckson Associates Realty, Conv. Pfd. Stock, REIT (ss.)           90      2,300

Vornado Realty Trust, REIT (ss.)                                  33      1,803

Weingarten Realty, REIT (ss.)                                     59      1,812

                                                                          7,674

Electric Utilities   0.0%

PPL Energy Supply, Conv. Bonds, 2.625%, 5/15/23                1,572      1,588

                                                                          1,588

Financial Services   0.1%

Citigroup, Common Stock (ss.)                                     47      2,171

                                                                          2,171

Integrated Petroleum - International   0.3%

BP ADR (ss.)                                                      49      2,587

ChevronTexaco, Common Stock (ss.)                                 28      2,531

Royal Dutch Petroleum ADS (ss.)                                   47      2,334

                                                                          7,452

Media and Communications   0.0%

Liberty Media, Conv. Bonds, 4.00%, 11/15/29                      985        690

                                                                            690

Real Estate   0.1%

Roslyn Real Estate Asset, Pfd. Stock                               0      2,048

                                                                          2,048

Total Equity and Convertible

Securities (Cost  $41,319)                                               43,416


NON-U.S. GOVERNMENT MORTGAGE-
BACKED SECURITIES   8.5%

Commercial Mortgage-Backed   5.3%

Banc of America Commercial Mortgage
Series 2003-1, Class A2, CMO, 4.648%, 9/11/36                 11,450     11,022

Bear Stearns Commercial Mortgage
Series 2002-TOP8, Class A2, CMO, 4.83%, 8/15/38                8,210      8,034

DLJ Commercial Mortgage
Series 1999-CG2, Class A1B, CMO, 7.30%, 6/10/32               13,000     14,582

General Electric Capital
Series 2001-1, Class A2, CMO, 6.531%, 5/15/33                 11,300     12,251

Greenwich Capital Commercial Funding
Series 2004-GG1, Class A2, CMO,
3.835%, 10/8/08                                                9,181      9,199

J.P. Morgan Chase Commercial Mortgage

    Series 1999-C7, Class A2, CMO,
    6.507%, 10/15/35                                           9,500     10,242

    Series 1999-PLS1, Class A2, CMO
    144A, 7.313%, 2/15/32                                     19,203     21,171

    Series 2001-CIB2, Class A2, CMO,
    6.244%, 4/15/35                                            6,750      7,244

    Series 2001-CIBC, Class A3, CMO,
    6.26%, 3/15/33                                             7,275      7,731

LB-UBS Commercial Mortgage Trust

    Series 2004-C2, Class A2, CMO,
    3.246%,3/15/29                                             5,975      5,698

    Series 2004-C4, Class A2, CMO,
    4.567%,4/17/09                                            11,750     11,846

Morgan Stanley Dean Witter Capital
Series 2002, Class A2, CMO, 5.98%, 1/15/39                     9,400      9,899

Prudential Securities Secured Financing
Series 1999-NRF1, Class A1, CMO,
6.074%, 1/15/08                                                4,217      4,385

                                                                        133,304

Home Equity Loans-Backed   1.4%

BankBoston Home Equity Loan Trust
Series 1998-1, Class A6, 6.35%, 2/25/13                        3,967      4,063

Chase Funding Mortgage Loan

    Series 1998-1, Class 1M1, 6.59%, 5/25/28                   1,718      1,762

    Series 2002-1, Class 1A3, 5.039%, 12/25/23                 5,768      5,802

    Series 2002-2, Class 1M1, 5.599%, 9/25/31                  1,750      1,792

    Series 2002-3, Class 1A6, 4.707%, 8/25/13                  5,365      5,356

    Series 2003-1, Class 1A6, 4.458%, 3/25/14                  5,960      5,917

    Series 2003-3, Class 1M1, 4.537%, 9/25/32                  4,400      4,193

Countrywide Asset-Backed Certificates
Series 2003-5, Class AF3, 3.613%, 4/25/30                      7,925      7,926

                                                                         36,811

Whole Loans-Backed   1.8%

Bank of America Mortgage Securities

    Series 2003-L, Class 2A2, CMO,
    4.356%,1/25/34                                            18,600     18,564

    Series 2004-A, Class 2A2, CMO,
    4.178%, 2/25/34                                           10,141     10,026

    Series 2004-D, Class 2A 2, CMO,
    4.23%, 5/25/34                                             4,869      4,834

Countrywide Home Loans
Series 2003-60, Class 2A1, CMO,
5.064%, 2/25/34                                                3,112      3,126

Residential Accredit Loans
Series 1997-QS12, Class A7, CMO,
7.25%, 11/25/27                                                  696        701

Summit Mortgage Trust
Series 2002-1, Class A2, CMO, 144A,
6.197%, 6/28/16                                                1,723      1,721

Washington Mutual
Series 2004-AR1, Class A, CMO, 4.229%, 3/25/34                 5,831      5,775

                                                                         44,747

Total Non-U.S. Government Mortgage-Backed
Securities (Cost  $219,713)                                             214,862


U.S. GOVERNMENT & AGENCY MORTGAGE-
BACKED SECURITIES   30.0%


U.S. Government Agency Obligations (+/-)   23.7%

Federal Home Loan Mortgage

       4.50%, 11/1/18 - 5/1/19                                25,406     24,865

       5.00%, 1/1/09 - 4/1/34                                 71,361     71,148

       5.50%, 4/1/29                                             737        736

       6.00%, 12/1/33 - 2/1/34                                19,120     19,475

       6.50%, 5/1/17 - 5/1/24                                  7,287      7,678

       7.00%, 2/1/24 - 6/1/32                                  5,458      5,742

       7.50%, 5/1 - 6/1/24                                       381        410

       10.50%, 3/1/13 - 8/1/20                                    35         38

       11.00%, 11/1/17 - 7/1/20                                   19         21

    ARM, 4.62%, 9/1/32                                         4,952      4,946

    CMO

       4.50%, 3/15/16                                         31,450     31,083

       5.50%, 4/15/28                                         21,750     21,742

       6.50%, 3/15/23                                         10,810     11,162

    CMO, Principal Only, 8/1/28                                  733        596

    CMO, IO, 4.50%, 6/15/11 - 4/15/18                         32,383      3,561

Federal National Mortgage Assn.

       4.50%, 5/1/18 - 1/1/19                                 46,044     45,147

       5.00%, 1/1/09 - 5/1/34                                 66,083     63,657

       5.50%, 6/1/16 - 5/1/34                                156,696    156,645

       6.00%, 4/1/14 - 2/1/34                                  3,958      4,054

       6.50%, 6/1/13 - 7/1/32                                 10,808     11,263

       7.00%, 10/1/29 - 11/1/30                                  216        228

    CMO

       5.00%, 3/25/15                                         15,800     16,235

       5.50%, 5/25/28                                          9,085      9,182

    CMO, IO

       5.50%, 11/25/28                                         8,030        923

       6.50%, 2/1/32                                           2,967        728

    TBA

       2.91%, 11/25/33                                         6,325      6,046

       3.50%, 4/25/13                                          7,250      7,281

       5.50%, 1/1/19                                          36,067     36,789

       6.00%, 1/1/34                                          33,079     33,606

                                                                        594,987

U.S. Government Obligations   6.3%

Government National Mortgage Assn.

       5.00%, 9/20/33                                         19,937     19,231

       5.50%, 1/20 - 4/20/34                                  56,382     56,000

       6.00%, 2/15/14 - 2/20/34                               26,261     27,134

       6.50%, 8/15/25 - 12/20/33                               5,701      5,931

       7.00%, 3/15/13 - 11/20/28                              11,677     12,432

       7.50%, 8/15/16 - 8/15/28                                2,304      2,473

       8.00%, 7/15/16 - 10/15/27                               7,387      8,064

       8.50%, 9/15/16 - 9/20/26                                1,391      1,537

       9.00%, 1/15/09 - 11/15/19                                 322        360

       9.50%, 6/15/09 - 2/15/25                                   71         78

       10.25%, 9/15/19 - 11/15/20                                203        229

       11.00%, 12/15/09 - 6/15/19                              2,126      2,403

       11.50%, 3/15/10 - 10/15/15                                277        318

    CMO, Principal Only, 3/16/28                               1,406      1,186

    TBA, 6.00%, 1/1/34                                        21,120     21,496

                                                                        158,872

Total U.S. Government & Agency Mortgage-
Backed Securities (Cost  $760,936)                                      753,859

U.S. GOVERNMENT & AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)   17.7%

U.S. Government Agency Obligations (+/-)   4.0%

Federal Home Loan Mortgage

       4.75%, 10/11/12 (ss.)                                  10,000      9,627

       6.875%, 1/15/05 (ss.)                                   4,750      4,902

Federal National Mortgage Assn.

       2.50%, 6/15/06 (ss.)                                   32,827     32,654

       4.25%, 7/15/07 (ss.)                                   20,000     20,449

       5.125%, 1/2/14 (ss.)                                    3,960      3,844

       5.75%, 2/15/08 (ss.)                                   15,045     16,058

       7.125%, 1/15/30 (ss.)                                  11,300     13,090

                                                                        100,624

U.S. Treasury Obligations   13.7%

U.S. Treasury Bills, 1.051%, 8/12/04                          21,500     21,457

U.S. Treasury Bonds

       5.375%, 2/15/31 (ss.)                                   1,325      1,330

       6.00%, 2/15/26 (ss.)                                    9,805     10,508

       6.25%, 8/15/23 - 5/15/30 (ss.)                         34,010     37,587

       6.50%, 11/15/26 (ss.)                                  29,650     33,722

       7.50%, 11/15/16 (ss.)                                  21,100     25,920

U.S. Treasury Inflation-Indexed Notes,
1.875%, 7/15/13 (ss.)                                         42,075     41,858

U.S. Treasury Notes

       1.50%, 3/31/06 (ss.)                                    8,545      8,404

       2.125%, 8/31/04 (ss.)                                  30,660     30,732

       3.25%, 8/15/07 (ss.)                                   24,000     24,075

       3.375%, 12/15/08 (ss.)                                  4,365      4,306

       3.875%, 2/15/13 (ss.)                                   7,100      6,765

       5.00%, 8/15/11 (ss.)                                   11,500     11,978

       5.88%, 11/15/04 (ss.)^++                               72,320     73,800

U.S. Treasury Stripped Interest Payment
Zero Coupon, 5/15/20 (ss.)                                    32,250     13,177

                                                                        345,619

Total U.S. Government & Agency Obligations
(excluding Mortgage-Backed)
(Cost  $445,166)                                                        446,243


FOREIGN GOVERNMENT OBLIGATIONS &
AGENCY OBLIGATIONS   5.4%

Canadian Government and Municipalities   2.3%

Government of Canada

       5.50%, 6/1/09 (CAD)                                    24,820     19,249

       6.00%, 9/1/05 (CAD)                                    50,150     38,190

                                                                         57,439

Foreign Government and Municipalities
(Excluding Canadian)   3.1%

Asian Developement Bank, 6.25%, 6/15/11 (AUD)                 16,075     11,610

Federal Republic of Germany, 5.00%, 5/20/05 (EUR)              9,100     11,403

Government of Poland, 5.75%, 6/24/08 (PLN)                   133,300     32,977

Republic of Chile, 5.50%, 1/15/13                              4,710      4,719

Republic of Poland, Zero Coupon, 4/12/06 (PLN)                20,000      4,605

Republic of South Africa, 6.50%, 6/2/14                        2,575      2,570

United Mexican States

       1.84%, 1/13/09 (ss.)                                    3,500      3,547

       6.375%, 1/16/13 (ss.)                                   5,800      5,809

                                                                         77,240

Total Foreign Government Obligations &
Agency Obligations (Cost  $128,418)                                     134,679


MUNICIPAL BONDS   1.8%

California

       5.00%, 7/1/23                                           4,730      5,074

    GO

       5.25%, 4/1/34                                           2,570      2,546

       5.50%, 11/1/33                                          2,500      2,548

Kansas Dev. Fin. Auth., Public Employee Retirement
5.501%, 5/1/34 (FSA Insured)                                   3,175      2,990

Massachusetts, GO, 5.50%, 1/1/13 (MBIA Insured)               11,890     13,267

North Carolina, GO, 5.25%, 3/1/13                             15,740     17,435

Oregon, GO, 5.892%, 6/1/27                                     1,640      1,650

Total Municipal Bonds (Cost  $46,502)                                    45,510


OPTIONS WRITTEN   0.0%

U. S. Treasury Bonds Futures, 240 contracts, Call
6/25/04 @ $104.00 *                                             (240)      (473)

Total Options Written (Cost  $(258))                                       (473)


INTEREST RATE SWAP AGREEMENTS   0.0%

Citigroup Capital Services, Pay 4.4% Fixed
Receive 3 month LIBOR (Currently 1.19%), 5/11/09                   0         58

Morgan Stanley Capital Services, Pay 3.96% Fixed
Receive 3 month LIBOR (Currently 1.17%), 11/12/08                  0         98

Morgan Stanley Capital Services, Pay 4.21% Fixed
Receive 3 month LIBOR (Currently 1.18%), 5/10/09                   0          1

Total Interest Rate Swaps (Premium Paid $0)                                 157


SHORT-TERM INVESTMENTS  9.5%

Money Market Funds  9.5%

T. Rowe Price Reserve Investment Fund, 1.09% #               238,642    238,642

Total Money Market Funds (Cost  $238,642)                               238,642


SECURITIES LENDING COLLATERAL  16.2%

Money Market Pooled Account  16.2%

State Street Bank and Trust Company of
New Hampshire N.A. Securities Lending
Quality Trust units, 1.06% #                                 406,318    406,318

Total Securities Lending Collateral (Cost $406,318)                     406,318

Total Investments in Securities

119.5% of Net Assets (Cost $3,004,397)                               $3,004,514

Forward Currency Exchange Contracts
-----------------------------------------------------------------------------
Amounts in (000s)
                                                                 Unrealized
Counterparty    Settlement     Receive        Deliver            Gain (Loss)
-----------------------------------------------------------------------------

CS First Boston    6/30/04     USD  11,619    AUD     16,500      $    (121)

Royal Bank
of Canada          7/30/04     USD  36,852    CAD     50,125            233

CS First Boston     8/2/04     USD  29,512    EUR     24,100            117

Net unrealized gain (loss) on open
forward currency exchange contracts                               $     229

Futures Contracts
($ 000s)
                                                     Contract    Unrealized
                                      Expiration        Value    Gain (Loss)
                                     ------------    ---------   -----------

Long, 141 U.S. Treasury 30 Year Note
contracts, $326 par of U.S. Treasury
Notes pledged as initial margin             9/04   $  14,836    $        68

Net payments (receipts) of variation
margin to date                                                         (152)

Variation margin receivable (payable)
on open futures contracts                                      $        (84)
                                                               -------------



  (1)   Denominated in U.S. dollars unless otherwise noted

    #   Seven-day yield

    *   Non-income producing

(ss.)   All or a portion of this security is on loan at May 31, 2004 -
        See Note 2

(+/-) The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

    ^ All or a portion of this security is pledged to cover written call options at May 31, 2004.

   ++ All or a portion of this security is pledged to cover margin requirements on futures contracts at May 31, 2004.

 144A   Security was purchased pursuant to Rule 144A under the Securities
        Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers--total value of such securities at period-end amounts to $147,450 and represents 17.1% of net assets

  ADR   American Depository Receipts

  ADS   American Depository Shares

  ARM   Adjustable Rate Mortgage

  AUD   Australian dollar

  CAD   Canadian dollar

  CMO   Collateralized Mortgage Obligation

  EUR   Euro

  FSA   Financial Security Assurance Inc.

   GO   General Obligation

   IO Interest Only security for which the fund receives interest on notional principal (par)

 MBIA   MBIA Insurance Corp.

  PLN   Polish zloty

 REIT   Real Estate Investment Trust

 STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

  TBA   To Be Announced security was purchased on a forward commitment basis

The accompanying notes are an integral part of these financial statements.

T. Rowe Price New Income Fund
--------------------------------------------------------------------------------
Certified Annual Report                                           May 31, 2004

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
(In thousands except shares and per share amounts)

Assets

Investments in securities, at value (cost $3,004,397)             $   3,004,514

Other assets                                                             94,170

Total assets                                                          3,098,684

Liabilities

Payable for investment securities purchased                             169,580

Obligation to return securities lending collateral                      406,318

Other liabilities                                                         8,098

Total liabilities                                                       583,996

NET ASSETS                                                        $   2,514,688
                                                                  -------------
Net Assets Consist of:

Undistributed net investment income (loss)                        $       1,205

Undistributed net realized gain (loss)                                  (21,419)

Net unrealized gain (loss)                                                  389

Paid-in-capital applicable to 283,385,372 shares of
$1.00 par value capital stock outstanding;
300,000,000 shares authorized                                         2,534,513

NET ASSETS                                                        $   2,514,688
                                                                  -------------
NET ASSET VALUE PER SHARE

Investor Class
($2,511,663,592/283,044,626 shares outstanding)                   $        8.87
                                                                  -------------
Advisor Class
($139,180/15,686 shares outstanding)                              $        8.87
                                                                  -------------
R Class
($2,885,337/325,060 shares outstanding)                           $        8.88
                                                                  -------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price New Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)
                                                                           Year
                                                                          Ended
                                                                        5/31/04
Investment Income (Loss)

Income

  Interest                                                          $    90,156

  Dividend                                                                5,299

  Securities lending                                                        503

  Total income                                                           95,958

Expenses

  Investment management                                                  10,947

  Shareholder servicing

    Investor Class                                                        4,968

    R Class                                                                   9

  Custody and accounting                                                    381

  Registration                                                              179

  Prospectus and shareholder reports

    Investor Class                                                          124

    Advisor Class                                                             1

    R Class                                                                   2

  Legal and audit                                                            30

  Directors                                                                  10

  Rule 12b-1 fees

    R Class                                                                   6

  Miscellaneous                                                              16

  Reductions/repayments pursuant to expense limitation

    Expenses (reimbursed by) repaid to manager                               (7)

  Total expenses                                                         16,666

  Expenses paid indirectly                                                  (28)

  Net expenses                                                           16,638

Net investment income (loss)                                             79,320

T. Rowe Price New Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)
                                                                           Year
                                                                          Ended
                                                                        5/31/04
Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                             43,929

  Futures                                                                 2,124

  Written options                                                           531

  Foreign currency transactions                                          (5,034)

  Net realized gain (loss)                                               41,550

Change in net unrealized gain (loss)

  Securities                                                           (130,819)

  Futures                                                                  (188)

  Written options                                                          (215)

  Other assets and liabilities
  denominated in foreign currencies                                       2,439

  Change in net unrealized gain (loss)                                 (128,783)

Net realized and unrealized gain (loss)                                 (87,233)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                              $    (7,913)
                                                                    -----------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price New Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)
                                                            Year
                                                           Ended
                                                         5/31/04        5/31/03
Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)                       $    79,320    $    84,987

  Net realized gain (loss)                                41,550         (2,576)

  Change in net unrealized gain (loss)                  (128,783)       122,779

  Increase (decrease) in net assets from operations       (7,913)       205,190

Distributions to shareholders

  Net investment income

    Investor Class                                       (82,278)       (87,016)

    Advisor Class                                             (4)            (3)

    R Class                                                  (55)            (4)

  Decrease in net assets from distributions              (82,337)       (87,023)

Capital share transactions *

  Shares sold

    Investor Class                                       693,833        561,473

    Advisor Class                                             38            100

    R Class                                                3,387            321

  Distributions reinvested

    Investor Class                                        77,952         81,806

    Advisor Class                                              4              3

    R Class                                                   55              4

  Shares redeemed

    Investor Class                                      (436,124)      (358,633)

    Advisor Class                                             (6)             -

    R Class                                                 (834)           (14)

  Increase (decrease) in net assets from
  capital share transactions                             338,305        285,060

Net Assets

Increase (decrease) during period                        248,055        403,227

Beginning of period                                    2,266,633      1,863,406

End of period                                        $ 2,514,688    $ 2,266,633
                                                     -----------    -----------

(Including undistributed net investment
income (loss) of $1,205 at 5/31/04
and $899 at 5/31/03)

T. Rowe Price New Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)
                                                            Year
                                                           Ended
                                                         5/31/04        5/31/03
*Share information

  Shares sold

    Investor Class                                        76,658         63,287

    Advisor Class                                              5             12

    R Class                                                  377             36

  Distributions reinvested

    Investor Class                                         8,648          9,221

    R Class                                                    6              1

  Shares redeemed

    Investor Class                                       (48,398)       (40,608)

    Advisor Class                                             (1)             -

    R Class                                                  (93)            (2)

  Increase (decrease) in shares outstanding               37,202         31,947

The accompanying notes are an integral part of these financial statements.

T. Rowe Price New Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

Notes to Financial Statements

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price New Income Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks the highest level of income consistent with the preservation of capital over time by investing primarily in marketable debt securities. The fund has three classes of shares: the New Income Fund original share class, referred to in this report as the Investor Class, offered since August 31, 1973, New Income Fund--Advisor Class (Advisor Class), offered since September 30, 2002, and New Income Fund--R Class (R Class), offered since September 30, 2002. Advisor Class shares are sold only through brokers and other financial intermediaries, and R Class shares are available to retirement plans serviced by intermediaries. The Advisor Class and R Class each operate under separate Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to all classes, and, in all other respects, the same rights and obligations as the other classes.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Options on futures contracts are valued at the last sale price. Financial futures contracts are valued at closing settlement prices. Swap agreements are valued at prices furnished by dealers who make markets in such securities.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Class Accounting
The Advisor Class and R Class each pay distribution, shareholder servicing, and/or certain administrative expenses in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% and 0.50%, respectively, of the class's average daily net assets. Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class's settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class's outstanding shares.

Credits
The fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits, which are reflected as expenses paid indirectly.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures and forward currency exchange contracts are included in other assets and other liabilities, respectively, and in the change in net unrealized gain or loss in the accompanying financial statements. Net periodic receipts or payments required by swap agreements are accrued daily and recorded as realized gain or loss on securities in the accompanying financial statements. Fluctuations in the fair value of swap agreements are recorded in the change in net unrealized gain or loss on securities in the accompanying financial statements and are reclassified to realized gain or loss on securities upon termination prior to maturity. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared by each class on a daily basis and paid monthly. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Forward Currency Exchange Contracts
During the year ended May 31, 2004, the fund was a party to forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.

Futures Contracts
During the year ended May 31, 2004, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Options
Call and put options on futures contracts give the holder the right to purchase or sell, respectively, a particular futures contract at a specified price on a certain date. Risks arise from possible illiquidity of the options market and from movements in underlying futures prices. Options are reflected in the accompanying Portfolio of Investments at market value. Transactions in options written and related premiums received during the year ended May 31, 2004, were as follows:

--------------------------------------------------------------------------------

                                                 Number of
                                                 Contracts         Premiums

Outstanding at beginning of period                       -     $          -

Written                                              1,770        1,310,000

Expired                                               (810)        (361,000)

Closed                                                (720)        (691,000)

Outstanding at end of period                           240     $    258,000
                                                   -----------------------------

Swap Agreements
During the year ended May 31, 2004, the fund was a party to interest rate swap agreements under which it is obligated to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in interest rates.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At May 31, 2004, the value of loaned securities was $417,004,000; aggregate collateral consisted of $406,318,000 in the money market pooled trust and U.S. government securities valued at $46,520,000.

Other
Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $903,685,000 and $788,850,000, respectively, for the year ended May 31, 2004. Purchases and sales of U.S. government securities aggregated $4,220,752,000 and $4,075,204,000, respectively, for the year ended May 31, 2004.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended May 31, 2004 totaled $82,337,000 and were characterized as ordinary income for tax purposes. At May 31, 2004, the tax-basis components of net assets were as follows:


--------------------------------------------------------------------------------

Unrealized appreciation                                        $    67,550,000

Unrealized depreciation                                            (76,271,000)

Net unrealized appreciation (depreciation)                          (8,721,000)

Undistributed ordinary income                                       11,616,000

Capital loss carryforwards                                         (22,720,000)

Paid-in capital                                                  2,534,513,000

Net assets                                                     $ 2,514,688,000
                                                               ---------------


Federal income tax regulations require the fund to defer recognition of capital losses realized on certain covered option, futures and forward currency exchange contract transactions; accordingly, $9,027,000 of realized losses reflected in the accompanying financial statements have not been recognized for tax purposes as of May 31, 2004.

The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. During the fiscal year ended May 31, 2004, the fund utilized $16,609,000 of capital loss carryforwards. As of May 31, 2004, the fund had $22,720,000 of capital loss carryforwards that expire in fiscal 2009.

For the year ended May 31, 2004, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income and/or realized capital gain. Reclassifications between income and gain relate primarily to the character of paydown gains and losses on asset-backed securities. Results of operations and net assets were not affected by these reclassifications.

--------------------------------------------------------------------------------

Undistributed net investment income                              $  3,323,000

Undistributed net realized gain                                    (8,322,000)

Paid-in capital                                                     4,999,000


At May 31, 2004, the cost of investments for federal income tax purposes was $3,013,507,000.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.15% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At May 31, 2004, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $996,000.

The Advisor Class and R Class are also subject to contractual expense limitations through the limitation dates indicated in the table below. During the limitation period, the manager is required to waive its management fee and reimburse a class for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the class's ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation. Through the repayment date, each class is required to repay the manager for expenses previously reimbursed and management fees waived to the extent the class's net assets have grown or expenses have declined sufficiently to allow repayment without causing the class's expense ratio to exceed its expense limitation.

--------------------------------------------------------------------------------
                                            Advisor Class              R Class

Expense Limitation                                  0.90%                1.15%

Limitation Date                                   9/30/06              9/30/06

Repayment Date                                    9/30/08              9/30/08


Pursuant to this agreement, at May 31, 2004, expenses previously reimbursed by the manager in the amount of $8,000 remain subject to repayment through September 30, 2006.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share prices and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and R Class. Expenses incurred pursuant to these service agreements totaled $2,182,000 for the year ended May 31, 2004, of which $187,000 was payable at period-end.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund's Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. For the year ended May 31, 2004, the fund was charged $9,000 for shareholder servicing costs related to the college savings plans, of which $6,000 was for services provided by Price. At May 31, 2004, no shares of the Investor Class were held by college savings plans.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) and T. Rowe Price Retirement Funds (Retirement Funds) may invest. Neither the Spectrum Funds nor the Retirement Funds invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to separate, special servicing agreements, expenses associated with the operation of the Spectrum and Retirement Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum and Retirement Funds, respectively. Expenses allocated under these agreements are reflected as shareholder servicing expenses in the accompanying financial statements. For the year ended May 31, 2004, the fund was allocated $1,931,000 of Spectrum Funds' expenses and $337,000 of Retirement Funds' expenses. Of these amounts, $1,746,000 related to services provided by Price and $184,000 was payable at period-end. At May 31, 2004, approximately 37.2% of the outstanding shares of the Investor Class were held by the Spectrum Funds and 7.1% were held by the Retirement Funds.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the year ended May 31, 2004, dividend income from the Reserve Funds totaled $3,843,000.

T. Rowe Price New Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of
T. Rowe Price New Income Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price New Income Fund, Inc. (the "Fund") at May 31, 2004, the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2004 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland

June 22, 2004

T. Rowe Price New Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

Tax Information (Unaudited) for the Tax Year Ended 5/31/04
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included $4,999,000 from short-term capital gains.

For taxable non-corporate shareholders, $824,000 of the fund's income represents qualified dividend income subject to the 15% rate category.

For corporate shareholders, $748,000 of the fund's income qualifies for the dividends-received deduction.

Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price New Income Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

T. Rowe Price New Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

About the Fund's Directors and Officers

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name                     Principal Occupation(s) During Past 5 Years and
(Year of Birth)          Directorships of Other Public Companies
Year Elected *

Anthony W. Deering       Director, Chairman of the Board, and Chief Executive
(1945)                   Officer, The Rouse Company, real estate developers;
1980                     Director, Mercantile Bank (4/03 to present)

Donald W. Dick, Jr.      Principal, EuroCapital Advisors, LLC, an
(1943)                   acquisition and management advisory firm
2001

David K. Fagin           Director, Golden Star Resources Ltd., Canyon Resources
(1938)                   Corp. (5/00 to present), and Pacific Rim Mining Corp.
2001                     (2/02 to present); Chairman and President, Nye Corp.

Karen N. Horn            Managing Director and President, Global Private Client
(1943)                   Services, Marsh Inc. (1999-2003); Managing Director and
2003                     Head of International Private Banking, Bankers Trust
                         (1996-1999); Director, Eli Lilly and Company and
                         Georgia Pacific

F. Pierce Linaweaver     President, F. Pierce Linaweaver & Associates, Inc.,
(1934)                   consulting environmental and civil engineers
1983

John G. Schreiber        Owner/President, Centaur Capital Partners, Inc., a real
(1946)                   estate investment company; Partner, Blackstone Real
1992                     Estate Advisors, L.P.; Director, AMLI Residential
                         Properties Trust and The Rouse Company, real estate developers

* Each independent director oversees 111 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

Inside Directors

Name                     Principal Occupation(s) During Past 5 Years and
(Year of Birth)          Directorships of Other Public Companies
Year Elected *
[Number of T. Rowe Price
 Portfolios Overseen]

Mary J. Miller, CFA      Vice President, T. Rowe Price and T. Rowe Price
(1955)                   Group, Inc.
2004
[37]

James S. Riepe           Director and Vice President, T. Rowe Price; Vice
(1943)                   Chairman of the Board, Director, and Vice President,
1983                     T. Rowe Price Group, Inc.; Chairman of the Board and
[111]                    Director, T. Rowe Price Global Asset Management
                         Limited, T. Rowe Price Global Investment Services
                         Limited, T. Rowe Price Investment Services, Inc.,
                         T. Rowe Price Retirement Plan Services, Inc., and
                         T. Rowe Price Services, Inc.; Chairman of the Board,
                         Director, President, and Trust Officer, T. Rowe Price
                         Trust Company; Director, T. Rowe Price International,
                         Inc.; Director, The Nasdaq Stock Market, Inc.;
                         Chairman of the Board, New Income Fund

* Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Year of Birth)                    Principal Occupation(s)
Title and Fund(s) Served

Connice A. Bavely, CFA (1951)           Vice President, T. Rowe Price and
Vice President, New Income Fund         T. Rowe Price Group, Inc.

Stephen V. Booth, CPA (1961)            Vice President, T. Rowe Price, T. Rowe
Vice President, New Income Fund         Price Group, Inc., and T. Rowe Price
                                        Trust Company

Brian J. Brennan, CFA (1964)            Vice President, T. Rowe Price, T. Rowe
Vice President, New Income Fund         Price Group, Inc., and T. Rowe Price
                                        Trust Company

Jennifer A. Callaghan (1969)            Assistant Vice President, T. Rowe Price
Assistant Vice President,
New Income Fund

Joseph A. Carrier (1960)                Vice President, T. Rowe Price, T. Rowe
Treasurer, New Income Fund              Price Group, Inc., T. Rowe Price
                                        Investment Services, Inc., and T. Rowe
                                        Price Trust Company


Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Name (Year of Birth)                    Principal Occupation(s)
Title and Fund(s) Served

Patrick S. Cassidy, CFA (1964)          Vice President, T. Rowe Price and
Vice President, New Income Fund         T. Rowe Price Group, Inc.

Roger L. Fiery III, CPA (1959)          Vice President, T. Rowe Price, T. Rowe
Vice President, New Income Fund         Price Group, Inc., T. Rowe Price
                                        International, Inc., and T. Rowe Price
                                        Trust Company

Gregory S. Golczewski (1966)            Vice President, T. Rowe Price and
Vice President, New Income Fund         T. Rowe Price Trust Company

Michael J. Grogan, CFA (1971)           Assistant Vice President, T. Rowe Price
Assistant Vice President,
New Income Fund

Henry H. Hopkins (1942)                 Director and Vice President, T. Rowe
Vice President, New Income Fund         Price Investment Services, Inc.,
                                        T. Rowe Price Services, Inc., and
                                        T. Rowe Price Trust Company; Vice
                                        President, T. Rowe Price, T. Rowe Price
                                        Group, Inc., T. Rowe Price
                                        International, Inc., and T. Rowe Price
                                        Retirement Plan Services, Inc.

Alan D. Levenson, PhD (1958)            Vice President, T. Rowe Price and
Vice President, New Income Fund         T. Rowe Price Group, Inc.

Patricia B. Lippert (1953)              Assistant Vice President, T. Rowe
Secretary, New Income Fund              Price and T. Rowe Price Investment
                                        Services, Inc.

Edmund M. Notzon III, PhD, CFA (1945)   Vice President, T. Rowe Price, T. Rowe
Vice President, New Income Fund         Price Group, Inc., T. Rowe Price
                                        Investment Services, Inc., and T. Rowe
                                        Price Trust Company

Vernon A. Reid, Jr. (1954)              Vice President, T. Rowe Price and
Vice President, New Income Fund         T. Rowe Price Group, Inc.

Daniel O. Shackelford, CFA (1958)       Vice President, T. Rowe Price, T. Rowe
President, New Income Fund              Price Group, Inc., and T. Rowe Price
                                        Trust Company

David A. Tiberii, CFA (1965)            Vice President, T. Rowe Price and
Vice President, New Income Fund         T. Rowe Price Group, Inc.

Unless otherwise noted, officers have been employees of T. Rowe Price or
T. Rowe Price International for at least five years.

Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2004                  2003
     Audit Fees                             $16,881               $11,541
     Audit-Related Fees                       1,536                    --
     Tax Fees                                 4,665                 3,107
     All Other Fees                             124                    --

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $819,000 and $671,000 respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New Income Fund, Inc.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     July 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     July 16, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     July 16, 2004